Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
South African rand
Capital and financial risk management
Operating profit	€ 147	€ 239
Percentage of retranslation for operating profit	9.00%	15.00%
US Dollar
Capital and financial risk management
Operating profit	€ (81)	€ (65)
Percentage of retranslation for operating profit	10.00%	9.00%
Sterling
Capital and financial risk management
Operating profit	€ 183	€ 208
Percentage of retranslation for operating profit	4.00%	7.00%